Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2020
T23-QTLY-1220
1.9880059.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 1.1%
AT&T, Inc.	89,870	$ 2,428,288
Interactive Media & Services – 6.4%
Alphabet, Inc. Class A (a)	4,852	7,841,366
Facebook, Inc. Class A (a)	21,040	5,535,834
		13,377,200
Media – 3.1%
Comcast Corp. Class A	59,795	2,525,741
Discovery, Inc. Class A (a)(b)	60,019	1,214,784
Fox Corp. Class A	52,736	1,398,559
ViacomCBS, Inc. Class B	49,509	1,414,472
		6,553,556
TOTAL COMMUNICATION SERVICES		22,359,044
CONSUMER DISCRETIONARY – 12.0%
Automobiles – 1.3%
Ford Motor Co.	159,347	1,231,752
General Motors Co.	43,135	1,489,452
		2,721,204
Diversified Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	9,312	729,781
Hotels, Restaurants & Leisure – 1.5%
McDonald's Corp.	9,597	2,044,161
Yum China Holdings, Inc.	19,518	1,038,943
		3,083,104
Household Durables – 0.5%
Lennar Corp. Class A	14,502	1,018,476
Internet & Direct Marketing Retail – 4.5%
Amazon.com, Inc. (a)	3,143	9,542,619
Multiline Retail – 0.8%
Target Corp.	10,538	1,604,094
Specialty Retail – 3.1%
Aaron's Holdings Co., Inc.	17,396	909,115
AutoNation, Inc. (a)	17,684	1,003,214
Lowe's Cos., Inc.	11,232	1,775,779
The Home Depot, Inc.	10,748	2,866,599
		6,554,707
TOTAL CONSUMER DISCRETIONARY		25,253,985
CONSUMER STAPLES – 6.1%
Beverages – 0.5%
Molson Coors Brewing Co. Class B	29,222	1,030,368
Food & Staples Retailing – 1.0%
The Kroger Co.	34,526	1,112,083
Walgreens Boots Alliance, Inc.	30,009	1,021,506
		2,133,589
Food Products – 1.0%
Ingredion, Inc.	13,566	961,694

	Shares	Value

Tyson Foods, Inc. Class A	18,364	$ 1,050,971
		2,012,665
Household Products – 2.2%
Kimberly-Clark Corp.	8,851	1,173,554
The Procter & Gamble Co.	24,576	3,369,370
		4,542,924
Tobacco – 1.4%
Altria Group, Inc.	37,259	1,344,305
Philip Morris International, Inc.	23,863	1,694,750
		3,039,055
TOTAL CONSUMER STAPLES		12,758,601
ENERGY – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Chevron Corp.	16,565	1,151,268
ConocoPhillips	16,116	461,240
Exxon Mobil Corp.	36,515	1,191,119
HollyFrontier Corp.	14,667	271,486
Phillips 66	8,473	395,350
Valero Energy Corp.	9,310	359,459
TOTAL ENERGY		3,829,922
FINANCIALS – 9.9%
Banks – 0.7%
Citigroup, Inc.	37,638	1,558,966
Capital Markets – 2.1%
Ameriprise Financial, Inc.	8,490	1,365,447
Morgan Stanley	32,294	1,554,956
The Goldman Sachs Group, Inc.	7,953	1,503,435
		4,423,838
Consumer Finance – 1.4%
Capital One Financial Corp.	21,881	1,599,063
Synchrony Financial	55,340	1,384,607
		2,983,670
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	19,075	3,851,242
Insurance – 3.2%
Aflac, Inc.	38,590	1,310,131
American International Group, Inc.	46,570	1,466,489
MetLife, Inc.	37,526	1,420,359
The Allstate Corp.	14,771	1,310,926
The Hartford Financial Services Group, Inc.	31,138	1,199,436
		6,707,341
Thrifts & Mortgage Finance – 0.7%
Radian Group, Inc.	79,830	1,432,949
TOTAL FINANCIALS		20,958,006
HEALTH CARE – 14.0%
Biotechnology – 4.6%
AbbVie, Inc.	28,626	2,436,073

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Alexion Pharmaceuticals, Inc. (a)	16,305	$ 1,877,358
Biogen, Inc. (a)	6,651	1,676,517
Gilead Sciences, Inc.	30,896	1,796,602
United Therapeutics Corp. (a)	14,005	1,879,891
		9,666,441
Health Care Providers & Services – 5.1%
Anthem, Inc.	7,383	2,014,082
CVS Health Corp.	32,892	1,844,912
HCA Healthcare, Inc.	13,417	1,662,903
Humana, Inc.	4,674	1,866,235
UnitedHealth Group, Inc.	11,363	3,467,306
		10,855,438
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	40,499	2,367,167
Johnson & Johnson	28,384	3,891,730
Merck & Co., Inc.	36,180	2,721,098
		8,979,995
TOTAL HEALTH CARE		29,501,874
INDUSTRIALS – 8.8%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	4,105	1,437,283
Air Freight & Logistics – 1.7%
FedEx Corp.	6,979	1,810,841
United Parcel Service, Inc. Class B	11,124	1,747,692
		3,558,533
Construction & Engineering – 0.4%
EMCOR Group, Inc.	13,014	887,425
Industrial Conglomerates – 1.6%
3M Co.	9,817	1,570,327
Honeywell International, Inc.	10,813	1,783,605
		3,353,932
Machinery – 1.4%
Caterpillar, Inc.	10,533	1,654,207
Cummins, Inc.	5,693	1,251,834
		2,906,041
Professional Services – 0.4%
ManpowerGroup, Inc.	13,158	893,033
Road & Rail – 2.1%
CSX Corp.	17,945	1,416,578
Norfolk Southern Corp.	6,445	1,347,779
Union Pacific Corp.	9,748	1,727,248
		4,491,605
Trading Companies & Distributors – 0.5%
United Rentals, Inc. (a)	5,945	1,059,934
TOTAL INDUSTRIALS		18,587,786

	Shares	Value
INFORMATION TECHNOLOGY – 27.2%
Electronic Equipment, Instruments & Components – 0.7%
Arrow Electronics, Inc. (a)	19,988	$ 1,556,865
IT Services – 8.3%
Accenture PLC Class A	10,633	2,306,404
Amdocs Ltd.	24,378	1,374,432
Automatic Data Processing, Inc.	13,567	2,143,043
Cognizant Technology Solutions Corp. Class A	25,173	1,797,856
DXC Technology Co.	79,426	1,463,027
International Business Machines Corp.	17,567	1,961,531
Mastercard, Inc. Class A	10,424	3,008,783
Visa, Inc. Class A	18,808	3,417,602
		17,472,678
Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	29,076	1,722,171
Intel Corp.	58,763	2,602,026
Micron Technology, Inc. (a)	37,400	1,882,716
		6,206,913
Software – 8.0%
Check Point Software Technologies Ltd. (a)	12,501	1,419,614
Microsoft Corp.	58,415	11,827,285
Oracle Corp.	40,459	2,270,154
VMware, Inc. Class A (a)(b)	10,605	1,365,182
		16,882,235
Technology Hardware, Storage & Peripherals – 7.2%
Apple, Inc.	123,860	13,483,400
Xerox Holdings Corp.	90,064	1,565,312
		15,048,712
TOTAL INFORMATION TECHNOLOGY		57,167,403
MATERIALS – 2.9%
Chemicals – 1.0%
Dow, Inc.	16,828	765,506
Eastman Chemical Co.	7,816	631,845
LyondellBasell Industries N.V. Class A	9,320	637,954
		2,035,305
Containers & Packaging – 0.7%
International Paper Co.	16,729	731,894
Westrock Co.	18,571	697,341
		1,429,235
Metals & Mining – 1.2%
Newmont Corp.	12,539	787,951
Nucor Corp. (b)	13,508	645,142
Reliance Steel & Aluminum Co.	5,277	575,140
Steel Dynamics, Inc.	19,137	602,433
		2,610,666
TOTAL MATERIALS		6,075,206
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.7%
AvalonBay Communities, Inc.	3,344	$ 465,251
Boston Properties, Inc.	5,065	366,757
Brixmor Property Group, Inc.	32,171	352,594
Cousins Properties, Inc.	12,360	314,933
Equity Residential	9,084	426,766
Kimco Realty Corp.	34,367	352,605
Prologis, Inc.	8,469	840,125
Regency Centers Corp.	9,930	353,409
Sabra Health Care REIT, Inc.	25,170	331,237
Simon Property Group, Inc.	7,968	500,470
Ventas, Inc.	11,661	460,260
VICI Properties, Inc.	19,026	436,647
Welltower, Inc.	9,215	495,490
		5,696,544
Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A (a)	10,810	544,824
Jones Lang LaSalle, Inc.	4,351	491,054
		1,035,878
TOTAL REAL ESTATE		6,732,422
UTILITIES – 3.1%
Electric Utilities – 1.8%
Duke Energy Corp.	11,146	1,026,658
Edison International	12,172	682,119
Exelon Corp.	20,278	808,890
NRG Energy, Inc.	16,881	533,777
PPL Corp.	24,748	680,570
		3,732,014
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	30,521	530,150
Multi-Utilities – 1.1%
Consolidated Edison, Inc.	9,268	727,445

	Shares	Value

Public Service Enterprise Group, Inc.	12,907	$750,542
WEC Energy Group, Inc.	7,707	774,939
		2,252,926
TOTAL UTILITIES		6,515,090
TOTAL COMMON STOCKS (Cost $204,678,707)		209,739,339
Money Market Funds – 1.5%

Fidelity Cash Central Fund, 0.10% (c)	494,518	494,617
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	2,583,666	2,583,924
TOTAL MONEY MARKET FUNDS (Cost $3,078,541)		3,078,541
TOTAL INVESTMENT IN SECURITIES – 101.1% (Cost $207,757,248)		212,817,880
NET OTHER ASSETS (LIABILITIES) (e) – (1.1%)		(2,349,644)
NET ASSETS – 100.0%		$ 210,468,236

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $48,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	2	December 2020	$ 326,470	$ (11,645)	$ (11,645)
CME Micro E-mini S&P 500 Index Future Contracts	20	December 2020	326,470	(12,349)	(12,349)
Total Equity Index Contracts					$ (23,994)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
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Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 138
Fidelity Securities Lending Cash Central Fund	1,813
Total	$1,951
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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